Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income after tax	$ 1,028	$ 1,152	$ 253
Depreciation of property and equipment	11	24	24
Amortization of right-of-use assets	57	43	45
Gain on disposal of property	(177)
Interest expense	178	23	12
Fair value loss/(gain) on derivative financial instruments		(21)	36
Change in working capital:
Accounts receivable, net	(16,806)	2,716	27,120
Deposits, prepayments and other receivables	(540)	24	(50)
Accounts payable	17,067
Accrued liabilities	(25)	(44)	(32,328)
Lease liabilities	(62)	(47)	(49)
Income tax payable	(119)	200	46
Interest paid		(20)	(10)
Net cash (used in)/provided by operating activities	612	4,050	(4,901)
Cash flows from investing activities:
Derivative financial instruments	(78)	(107)	2,695
Proceeds from disposal of property	957
Amount due from shareholder	(327)	(81)
Net cash provided by/(used in) investing activities	552	(188)	2,695
Cash flows from financing activities:
Amount due to related party		(175)
Repayment of bank borrowings			(458)
Payment of offering costs	(1,321)
Dividend paid	(4,745)	(1,500)
Net cash used in financing activities	(6,066)	(1,675)	(458)
Net change in cash and cash equivalents	(4,902)	2,187	(2,664)
BEGINNING OF FINANCIAL YEAR	8,245	6,058	8,722
END OF FINANCIAL YEAR	3,343	8,245	6,058
Supplemental Cash Flow Information:
Cash paid for income taxes	(219)	(25)	(23)
Cash paid for interest	(3)	(23)	(12)
Supplemental schedule of noncash financing activities
Loan from shareholder	5,000
Dividend payable	$ (5,000)